Earnings Per Share	12 Months Ended
Dec. 25, 2021
Earnings Per Share [Abstract]
Earnings Per Share

14. Earnings Per Share

Basic earnings per share is computed based on the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share include the dilutive effect of stock options, restricted stock awards, and warrants. The following is a reconciliation of the basic and diluted Earnings Per Share (“EPS”) computations for both the numerator and denominator (in thousands, except per share data):

	Year Ended December 25, 2021
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss	$(38,332)	134,699	$(0.28)
Dilutive effect of stock options and awards	—	—	—
Dilutive effect of warrants	—	—	—
Net loss per diluted common share	$(38,332)	134,699	$(0.28)

	Year Ended December 26, 2020
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss	$(24,499)	89,891	$(0.27)
Dilutive effect of stock options and awards	—	—	—
Dilutive effect of warrants	—	—	—
Net loss per diluted common share	$(24,499)	89,891	$(0.27)

	Year Ended December 28, 2019
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss	$(85,479)	89,444	$(0.96)
Dilutive effect of stock options and awards	—	—	—
Dilutive effect of warrants	—	—	—
Net loss per diluted common share	$(85,479)	89,444	$(0.96)

Stock options and awards outstanding totaling 3,274,172, 7,309,703 and 1,886,429 were excluded from the computation for the years ended December 28, 2019, December 26, 2020 and December 25, 2021, respectively, as they would have had an antidilutive effect under the treasury stock method. Warrants of 10,539,889 were excluded from the computation for the year ended December 25, 2021 as they would have had an antidilutive effect under the treasury stock method.